Deferred Tax Assets and Liabilities - Summary of Change in Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Deferred Taxes [Line Items]
Beginning balance	$ (13,442)	$ (10,780)	$ (11,643)
Recognized in profit or loss	1,912	(116)	(199)
Recognized in other comprehensive income	(134)	(204)	893
Acquisitions through business combinations	(74)	(5,623)	(7)
Reclassified as held for sale		1,455
Other movements and effect of changes in foreign exchange rates	(153)	(149)	176
Ending balance		(13,442)	(10,780)
Previously stated [member]
Disclosure Of Deferred Taxes [Line Items]
Beginning balance	(15,417)	(10,780)	(11,643)
Ending balance	(11,891)	(15,417)	$ (10,780)
Adjustments [Member]
Disclosure Of Deferred Taxes [Line Items]
Beginning balance	$ 1,975
Ending balance		$ 1,975